S-K 1602(c) Dilution	Sep. 30, 2025 USD ($) $ / shares shares
No exercise of over-allotment option [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.05)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.45
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	$ 3.56
Net Tangible Book Value (in Dollars) | $	$ (91,290)
Net Tangible Book Value Adjusted (in Dollars) | $	$ 51,535,885
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share	1,916,667
Number of Shares Used Adjustment	(250,000)
Number of Shares Used to Determine Net Tangible Book Value Adjusted	8,007,917
No exercise of over-allotment option [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.05)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.79
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	$ 4.22
Net Tangible Book Value (in Dollars) | $	$ (91,290)
Net Tangible Book Value Adjusted (in Dollars) | $	$ 39,035,885
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share	1,916,667
Number of Shares Used Adjustment	(250,000)
Number of Shares Used to Determine Net Tangible Book Value Adjusted	6,757,917
No exercise of over-allotment option [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.05)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	4.83
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	$ 5.18
Net Tangible Book Value (in Dollars) | $	$ (91,290)
Net Tangible Book Value Adjusted (in Dollars) | $	$ 26,535,885
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share	1,916,667
Number of Shares Used Adjustment	(250,000)
Number of Shares Used to Determine Net Tangible Book Value Adjusted	5,507,917
No exercise of over-allotment option [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.05)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	3.29
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	$ 6.7
Net Tangible Book Value (in Dollars) | $	$ (91,290)
Net Tangible Book Value Adjusted (in Dollars) | $	$ 14,035,885
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share	1,916,667
Number of Shares Used Adjustment	(250,000)
Number of Shares Used to Determine Net Tangible Book Value Adjusted	4,257,917
No exercise of over-allotment option [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.05)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	0.47
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	$ 9.49
Net Tangible Book Value (in Dollars) | $	$ (91,290)
Net Tangible Book Value Adjusted (in Dollars) | $	$ 1,535,885
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share	1,916,667
Number of Shares Used Adjustment	(250,000)
Number of Shares Used to Determine Net Tangible Book Value Adjusted	3,007,917
No exercise of over-allotment option [Member] | Private Units [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 6.5
No exercise of over-allotment option [Member] | Private Units [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.84
No exercise of over-allotment option [Member] | Private Units [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	4.88
No exercise of over-allotment option [Member] | Private Units [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	3.34
No exercise of over-allotment option [Member] | Private Units [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 0.52
No exercise of over-allotment option [Member] | Net proceeds from this offering and sale of the private placement units, net of expenses [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	$ 51,618,750
No exercise of over-allotment option [Member] | Net proceeds from this offering and sale of the private placement units, net of expenses [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	51,618,750
No exercise of over-allotment option [Member] | Net proceeds from this offering and sale of the private placement units, net of expenses [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	51,618,750
No exercise of over-allotment option [Member] | Net proceeds from this offering and sale of the private placement units, net of expenses [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	51,618,750
No exercise of over-allotment option [Member] | Net proceeds from this offering and sale of the private placement units, net of expenses [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	51,618,750
No exercise of over-allotment option [Member] | Offering costs paid in advance, excluded from tangible book value [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	74,369
No exercise of over-allotment option [Member] | Offering costs paid in advance, excluded from tangible book value [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	74,369
No exercise of over-allotment option [Member] | Offering costs paid in advance, excluded from tangible book value [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	74,369
No exercise of over-allotment option [Member] | Offering costs paid in advance, excluded from tangible book value [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	74,369
No exercise of over-allotment option [Member] | Offering costs paid in advance, excluded from tangible book value [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	74,369
No exercise of over-allotment option [Member] | Deferred underwriting commissions [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $
No exercise of over-allotment option [Member] | Deferred underwriting commissions [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $
No exercise of over-allotment option [Member] | Deferred underwriting commissions [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $
No exercise of over-allotment option [Member] | Deferred underwriting commissions [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $
No exercise of over-allotment option [Member] | Deferred underwriting commissions [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $
No exercise of over-allotment option [Member] | Over-allotment liability [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	(65,944)
No exercise of over-allotment option [Member] | Over-allotment liability [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	(65,944)
No exercise of over-allotment option [Member] | Over-allotment liability [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	(65,944)
No exercise of over-allotment option [Member] | Over-allotment liability [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	(65,944)
No exercise of over-allotment option [Member] | Over-allotment liability [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	(65,944)
No exercise of over-allotment option [Member] | Proceeds held in trust subject to redemption [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $
No exercise of over-allotment option [Member] | Proceeds held in trust subject to redemption [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	(12,500,000)
No exercise of over-allotment option [Member] | Proceeds held in trust subject to redemption [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	(25,000,000)
No exercise of over-allotment option [Member] | Proceeds held in trust subject to redemption [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	(37,500,000)
No exercise of over-allotment option [Member] | Proceeds held in trust subject to redemption [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	$ (50,000,000)
No exercise of over-allotment option [Member] | Ordinary shares included in the units offered [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment	5,000,000
No exercise of over-allotment option [Member] | Ordinary shares included in the units offered [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment	5,000,000
No exercise of over-allotment option [Member] | Ordinary shares included in the units offered [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment	5,000,000
No exercise of over-allotment option [Member] | Ordinary shares included in the units offered [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment	5,000,000
No exercise of over-allotment option [Member] | Ordinary shares included in the units offered [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment	5,000,000
No exercise of over-allotment option [Member] | Ordinary shares included in the private placement units [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment	284,375
No exercise of over-allotment option [Member] | Ordinary shares included in the private placement units [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment	284,375
No exercise of over-allotment option [Member] | Ordinary shares included in the private placement units [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment	284,375
No exercise of over-allotment option [Member] | Ordinary shares included in the private placement units [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment	284,375
No exercise of over-allotment option [Member] | Ordinary shares included in the private placement units [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment	284,375
No exercise of over-allotment option [Member] | Ordinary shares underlying the rights to be included in the public units [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment	1,000,000
No exercise of over-allotment option [Member] | Ordinary shares underlying the rights to be included in the public units [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment	1,000,000
No exercise of over-allotment option [Member] | Ordinary shares underlying the rights to be included in the public units [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment	1,000,000
No exercise of over-allotment option [Member] | Ordinary shares underlying the rights to be included in the public units [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment	1,000,000
No exercise of over-allotment option [Member] | Ordinary shares underlying the rights to be included in the public units [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment	1,000,000
No exercise of over-allotment option [Member] | Ordinary shares underlying the rights to be included in the private placement units [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment	56,875
No exercise of over-allotment option [Member] | Ordinary shares underlying the rights to be included in the private placement units [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment	56,875
No exercise of over-allotment option [Member] | Ordinary shares underlying the rights to be included in the private placement units [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment	56,875
No exercise of over-allotment option [Member] | Ordinary shares underlying the rights to be included in the private placement units [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment	56,875
No exercise of over-allotment option [Member] | Ordinary shares underlying the rights to be included in the private placement units [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment	56,875
No exercise of over-allotment option [Member] | Shares subject to redemption [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment
No exercise of over-allotment option [Member] | Shares subject to redemption [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment	(1,250,000)
No exercise of over-allotment option [Member] | Shares subject to redemption [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment	(2,500,000)
No exercise of over-allotment option [Member] | Shares subject to redemption [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment	(3,750,000)
No exercise of over-allotment option [Member] | Shares subject to redemption [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment	(5,000,000)
Full exercise of over-allotment option [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.05)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.44
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	$ 3.55
Net Tangible Book Value (in Dollars) | $	$ (91,290)
Net Tangible Book Value Adjusted (in Dollars) | $	$ 59,101,829
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share	19,166,670
Number of Shares Used Adjustment
Number of Shares Used to Determine Net Tangible Book Value Adjusted	9,164,667
Full exercise of over-allotment option [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.05)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.78
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	$ 4.21
Net Tangible Book Value (in Dollars) | $	$ (91,290)
Net Tangible Book Value Adjusted (in Dollars) | $	$ 44,726,829
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share	19,166,670
Number of Shares Used Adjustment
Number of Shares Used to Determine Net Tangible Book Value Adjusted	7,727,167
Full exercise of over-allotment option [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.05)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	4.82
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	$ 5.17
Net Tangible Book Value (in Dollars) | $	$ (91,290)
Net Tangible Book Value Adjusted (in Dollars) | $	$ 30,351,829
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share	19,166,670
Number of Shares Used Adjustment
Number of Shares Used to Determine Net Tangible Book Value Adjusted	6,289,667
Full exercise of over-allotment option [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.05)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	3.3
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	$ 6.71
Net Tangible Book Value (in Dollars) | $	$ (91,290)
Net Tangible Book Value Adjusted (in Dollars) | $	$ 15,976,829
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share	19,166,670
Number of Shares Used Adjustment
Number of Shares Used to Determine Net Tangible Book Value Adjusted	4,852,167
Full exercise of over-allotment option [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.05)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	0.51
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	$ 9.53
Net Tangible Book Value (in Dollars) | $	$ (91,290)
Net Tangible Book Value Adjusted (in Dollars) | $	$ 1,601,829
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share	19,166,670
Number of Shares Used Adjustment
Number of Shares Used to Determine Net Tangible Book Value Adjusted	3,414,667
Full exercise of over-allotment option [Member] | Private Units [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 6.49
Full exercise of over-allotment option [Member] | Private Units [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.83
Full exercise of over-allotment option [Member] | Private Units [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	4.87
Full exercise of over-allotment option [Member] | Private Units [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	3.35
Full exercise of over-allotment option [Member] | Private Units [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 0.56
Full exercise of over-allotment option [Member] | Net proceeds from this offering and sale of the private placement units, net of expenses [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	$ 59,118,750
Full exercise of over-allotment option [Member] | Net proceeds from this offering and sale of the private placement units, net of expenses [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	59,118,750
Full exercise of over-allotment option [Member] | Net proceeds from this offering and sale of the private placement units, net of expenses [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	59,118,750
Full exercise of over-allotment option [Member] | Net proceeds from this offering and sale of the private placement units, net of expenses [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	59,118,750
Full exercise of over-allotment option [Member] | Net proceeds from this offering and sale of the private placement units, net of expenses [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	59,118,750
Full exercise of over-allotment option [Member] | Offering costs paid in advance, excluded from tangible book value [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	74,369
Full exercise of over-allotment option [Member] | Offering costs paid in advance, excluded from tangible book value [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	74,369
Full exercise of over-allotment option [Member] | Offering costs paid in advance, excluded from tangible book value [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	74,369
Full exercise of over-allotment option [Member] | Offering costs paid in advance, excluded from tangible book value [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	74,369
Full exercise of over-allotment option [Member] | Offering costs paid in advance, excluded from tangible book value [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	74,369
Full exercise of over-allotment option [Member] | Deferred underwriting commissions [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $
Full exercise of over-allotment option [Member] | Deferred underwriting commissions [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $
Full exercise of over-allotment option [Member] | Deferred underwriting commissions [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $
Full exercise of over-allotment option [Member] | Deferred underwriting commissions [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $
Full exercise of over-allotment option [Member] | Deferred underwriting commissions [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $
Full exercise of over-allotment option [Member] | Over-allotment liability [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $
Full exercise of over-allotment option [Member] | Over-allotment liability [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $
Full exercise of over-allotment option [Member] | Over-allotment liability [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $
Full exercise of over-allotment option [Member] | Over-allotment liability [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $
Full exercise of over-allotment option [Member] | Over-allotment liability [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $
Full exercise of over-allotment option [Member] | Proceeds held in trust subject to redemption [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $
Full exercise of over-allotment option [Member] | Proceeds held in trust subject to redemption [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	(14,375,000)
Full exercise of over-allotment option [Member] | Proceeds held in trust subject to redemption [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	(28,750,000)
Full exercise of over-allotment option [Member] | Proceeds held in trust subject to redemption [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	(43,125,000)
Full exercise of over-allotment option [Member] | Proceeds held in trust subject to redemption [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	$ (57,500,000)
Full exercise of over-allotment option [Member] | Ordinary shares included in the units offered [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment	5,750,000
Full exercise of over-allotment option [Member] | Ordinary shares included in the units offered [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment	5,750,000
Full exercise of over-allotment option [Member] | Ordinary shares included in the units offered [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment	5,750,000
Full exercise of over-allotment option [Member] | Ordinary shares included in the units offered [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment	5,750,000
Full exercise of over-allotment option [Member] | Ordinary shares included in the units offered [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment	5,750,000
Full exercise of over-allotment option [Member] | Ordinary shares included in the private placement units [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment	290,000
Full exercise of over-allotment option [Member] | Ordinary shares included in the private placement units [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment	290,000
Full exercise of over-allotment option [Member] | Ordinary shares included in the private placement units [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment	290,000
Full exercise of over-allotment option [Member] | Ordinary shares included in the private placement units [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment	290,000
Full exercise of over-allotment option [Member] | Ordinary shares included in the private placement units [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment	290,000
Full exercise of over-allotment option [Member] | Ordinary shares underlying the rights to be included in the public units [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment	1,150,000
Full exercise of over-allotment option [Member] | Ordinary shares underlying the rights to be included in the public units [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment	1,150,000
Full exercise of over-allotment option [Member] | Ordinary shares underlying the rights to be included in the public units [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment	1,150,000
Full exercise of over-allotment option [Member] | Ordinary shares underlying the rights to be included in the public units [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment	1,150,000
Full exercise of over-allotment option [Member] | Ordinary shares underlying the rights to be included in the public units [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment	1,150,000
Full exercise of over-allotment option [Member] | Ordinary shares underlying the rights to be included in the private placement units [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment	58,000
Full exercise of over-allotment option [Member] | Ordinary shares underlying the rights to be included in the private placement units [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment	58,000
Full exercise of over-allotment option [Member] | Ordinary shares underlying the rights to be included in the private placement units [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment	58,000
Full exercise of over-allotment option [Member] | Ordinary shares underlying the rights to be included in the private placement units [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment	58,000
Full exercise of over-allotment option [Member] | Ordinary shares underlying the rights to be included in the private placement units [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment	58,000
Full exercise of over-allotment option [Member] | Shares subject to redemption [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment
Full exercise of over-allotment option [Member] | Shares subject to redemption [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment	(1,437,500)
Full exercise of over-allotment option [Member] | Shares subject to redemption [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment	(2,875,000)
Full exercise of over-allotment option [Member] | Shares subject to redemption [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment	(4,312,500)
Full exercise of over-allotment option [Member] | Shares subject to redemption [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment	(5,750,000)